Expense Example {- Fidelity® Japan Smaller Companies Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity® Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143